SCHEDULE OF PROPERTY EQUIPMENT AND SOFTWARE (Details) (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 03, 2023
Property, Plant and Equipment [Line Items]
Depreciation expenses	¥ 6,545	¥ 7,718	¥ 15,985
Asset impairment charges	¥ 0	¥ 0	¥ 0
Office Building [Member] | Series of Individually Immaterial Asset Acquisitions [Member]
Property, Plant and Equipment [Line Items]
[custom:PercentageOfConsiderationPaidForAssetAcquisition]		50.00%	50.00%
Asset Acquisition, Consideration Transferred		¥ 80,732	¥ 81,125
Property plant and equipment estimated useful life				40 years